UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia U.S. Treasury Index Fund
Class A / LUTAX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 17	0.32% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 864,791,980
Total number of portfolio holdings	274
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/15/2034 4.375%	1.2%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.9%
U.S. Treasury 08/15/2031 1.250%	0.8%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2032 1.875%	0.8%
U.S. Treasury 08/15/2032 2.750%	0.8%
U.S. Treasury 05/15/2032 2.875%	0.8%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia U.S. Treasury Index Fund
Institutional Class / IUTIX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 9	0.17% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 864,791,980
Total number of portfolio holdings	274
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality
, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/15/2034 4.375%	1.2%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.9%
U.S. Treasury 08/15/2031 1.250%	0.8%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2032 1.875%	0.8%
U.S. Treasury 08/15/2032 2.750%	0.8%
U.S. Treasury 05/15/2032 2.875%	0.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia U.S. Treasury Index Fund
Institutional 2 Class / CUTRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 9	0.17% (a)
(a)	Annualized.
Key Fund Sta
tisti
cs
Fund net assets	$ 864,791,980
Total number of portfolio holdings	274
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/15/2034 4.375%	1.2%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.9%
U.S. Treasury 08/15/2031 1.250%	0.8%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2032 1.875%	0.8%
U.S. Treasury 08/15/2032 2.750%	0.8%
U.S. Treasury 05/15/2032 2.875%	0.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia U.S. Treasury Index Fund
Institutional 3 Class / CUTYX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 9	0.17% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 864,791,980
Total number of portfolio holdings	274
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as
“Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/15/2034 4.375%	1.2%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.9%
U.S. Treasury 08/15/2031 1.250%	0.8%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2032 1.875%	0.8%
U.S. Treasury 08/15/2032 2.750%	0.8%
U.S. Treasury 05/15/2032 2.875%	0.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia U.S. Treasury Index Fund
Semiannual Financial Statements and Additional Information
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia U.S. Treasury Index Fund | 2024

Portfolio of Investments
October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

U.S. Treasury Obligations 98.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/15/2025	4.500%	2,800,000	2,805,031
11/30/2025	0.375%	4,636,000	4,444,222
11/30/2025	2.875%	3,042,000	2,995,895
11/30/2025	4.875%	5,581,000	5,612,829
12/15/2025	4.000%	2,506,000	2,497,679
12/31/2025	0.375%	3,834,000	3,664,765
12/31/2025	2.625%	2,738,000	2,686,662
12/31/2025	4.250%	5,308,000	5,304,682
01/15/2026	3.875%	1,866,000	1,857,545
01/31/2026	0.375%	3,039,000	2,896,547
01/31/2026	2.625%	2,446,000	2,397,653
01/31/2026	4.250%	5,251,000	5,249,974
02/15/2026	1.625%	3,012,000	2,913,639
02/15/2026	4.000%	4,164,000	4,151,313
02/15/2026	6.000%	485,000	494,946
02/28/2026	0.500%	4,124,000	3,924,727
02/28/2026	2.500%	3,002,000	2,935,159
02/28/2026	4.625%	5,201,000	5,224,161
03/15/2026	4.625%	2,197,000	2,208,071
03/31/2026	0.750%	5,353,000	5,098,942
03/31/2026	2.250%	2,475,000	2,408,098
03/31/2026	4.500%	5,950,000	5,970,686
04/15/2026	3.750%	1,951,000	1,938,197
04/30/2026	0.750%	4,287,000	4,072,315
04/30/2026	2.375%	2,036,000	1,982,237
04/30/2026	4.875%	5,361,000	5,411,259
05/15/2026	1.625%	4,562,000	4,387,539
05/15/2026	3.625%	3,393,000	3,363,179
05/31/2026	0.750%	5,211,000	4,937,015
05/31/2026	2.125%	2,186,000	2,117,004
05/31/2026	4.875%	5,238,000	5,289,766
06/15/2026	4.125%	3,692,000	3,686,952
06/30/2026	0.875%	4,848,000	4,590,829
06/30/2026	1.875%	2,504,000	2,411,469
06/30/2026	4.625%	4,883,000	4,915,617
07/15/2026	4.500%	4,201,000	4,221,677
07/31/2026	0.625%	3,735,000	3,512,359
07/31/2026	1.875%	2,172,000	2,087,750
07/31/2026	4.375%	5,641,000	5,657,967
08/15/2026	1.500%	4,527,000	4,319,925
08/15/2026	4.375%	4,258,000	4,271,972
08/31/2026	0.750%	4,253,000	3,998,152
08/31/2026	1.375%	2,513,000	2,389,902
08/31/2026	3.750%	1,227,000	1,217,750
09/15/2026	4.625%	3,649,000	3,678,363
09/30/2026	0.875%	4,338,000	4,077,720
09/30/2026	1.625%	1,209,000	1,153,367
09/30/2026	3.500%	1,910,000	1,886,796
10/15/2026	4.625%	4,534,000	4,572,787
10/31/2026	1.125%	4,663,000	4,393,967
10/31/2026	1.625%	2,647,000	2,520,130
11/15/2026	2.000%	4,040,000	3,872,403
11/15/2026	4.625%	3,335,000	3,364,702
11/30/2026	1.250%	3,072,000	2,895,600
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/30/2026	1.625%	2,088,000	1,983,600
12/15/2026	4.375%	4,230,000	4,249,167
12/31/2026	1.250%	2,571,000	2,418,949
12/31/2026	1.750%	839,000	797,968
01/15/2027	4.000%	2,105,000	2,098,586
01/31/2027	1.500%	4,277,000	4,036,419
02/15/2027	2.250%	3,291,000	3,155,503
02/15/2027	4.125%	2,054,000	2,053,037
02/28/2027	1.125%	1,187,000	1,108,361
02/28/2027	1.875%	2,113,000	2,007,515
03/15/2027	4.250%	1,675,000	1,679,580
03/31/2027	0.625%	2,295,000	2,111,938
03/31/2027	2.500%	2,451,000	2,361,002
04/15/2027	4.500%	2,895,000	2,919,427
04/30/2027	0.500%	1,439,000	1,315,898
04/30/2027	2.750%	3,771,000	3,648,442
05/15/2027	2.375%	3,046,000	2,917,497
05/15/2027	4.500%	4,163,000	4,199,101
05/31/2027	0.500%	2,192,000	1,998,316
05/31/2027	2.625%	2,233,000	2,151,356
06/15/2027	4.625%	3,101,000	3,139,278
06/30/2027	0.500%	2,248,000	2,043,397
06/30/2027	3.250%	2,037,000	1,992,600
07/15/2027	4.375%	5,178,000	5,210,362
07/31/2027	0.375%	1,974,000	1,782,769
07/31/2027	2.750%	3,651,000	3,520,648
08/15/2027	2.250%	3,005,000	2,856,863
08/15/2027	3.750%	4,136,000	4,095,286
08/31/2027	0.500%	3,084,000	2,787,165
08/31/2027	3.125%	3,767,000	3,666,350
09/15/2027	3.375%	977,000	957,689
09/30/2027	0.375%	3,411,000	3,061,639
09/30/2027	4.125%	3,194,000	3,194,749
10/31/2027	0.500%	5,033,000	4,521,443
10/31/2027	4.125%	3,112,000	3,112,243
11/15/2027	2.250%	5,016,000	4,747,174
11/30/2027	0.625%	3,547,000	3,189,252
11/30/2027	3.875%	2,394,000	2,376,419
12/31/2027	0.625%	4,972,000	4,457,709
12/31/2027	3.875%	3,451,000	3,425,117
01/31/2028	0.750%	5,372,000	4,821,790
01/31/2028	3.500%	3,599,000	3,529,832
02/15/2028	2.750%	4,025,000	3,852,994
02/29/2028	1.125%	4,557,000	4,131,917
02/29/2028	4.000%	3,849,000	3,832,461
03/31/2028	1.250%	4,928,000	4,476,780
03/31/2028	3.625%	4,310,000	4,240,299
04/30/2028	1.250%	5,772,000	5,232,228
04/30/2028	3.500%	3,965,000	3,882,293
05/15/2028	2.875%	4,690,000	4,493,240
05/31/2028	1.250%	3,936,000	3,559,005
05/31/2028	3.625%	3,658,000	3,594,557
06/30/2028	1.250%	3,788,000	3,416,894
06/30/2028	4.000%	4,182,000	4,161,417
07/31/2028	1.000%	4,289,000	3,822,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/31/2028	4.125%	3,502,000	3,497,896
08/15/2028	2.875%	3,741,000	3,573,532
08/31/2028	1.125%	3,215,000	2,872,402
08/31/2028	4.375%	3,046,000	3,068,607
09/30/2028	1.250%	3,822,000	3,423,676
09/30/2028	4.625%	3,696,000	3,757,215
10/31/2028	1.375%	4,283,000	3,847,004
10/31/2028	4.875%	3,637,000	3,731,335
11/15/2028	3.125%	4,662,000	4,483,169
11/15/2028	5.250%	993,000	1,032,332
11/30/2028	1.500%	3,632,000	3,272,205
11/30/2028	4.375%	3,578,000	3,605,953
12/31/2028	1.375%	3,442,000	3,078,977
12/31/2028	3.750%	3,652,000	3,594,367
01/31/2029	1.750%	3,845,000	3,485,733
01/31/2029	4.000%	4,546,000	4,517,232
02/15/2029	2.625%	4,030,000	3,788,515
02/15/2029	5.250%	277,000	289,443
02/28/2029	1.875%	3,413,000	3,105,830
02/28/2029	4.250%	4,156,000	4,170,936
03/31/2029	2.375%	3,484,000	3,234,132
03/31/2029	4.125%	4,142,000	4,136,175
04/30/2029	2.875%	2,537,000	2,403,807
04/30/2029	4.625%	5,269,000	5,369,852
05/15/2029	2.375%	3,506,000	3,249,898
05/31/2029	2.750%	2,466,000	2,321,123
05/31/2029	4.500%	4,752,000	4,821,052
06/30/2029	3.250%	2,223,000	2,136,859
06/30/2029	4.250%	5,144,000	5,162,486
07/31/2029	2.625%	2,437,000	2,277,072
07/31/2029	4.000%	4,496,000	4,466,846
08/15/2029	1.625%	2,941,000	2,624,153
08/31/2029	3.125%	3,601,000	3,438,392
08/31/2029	3.625%	5,442,000	5,320,405
09/30/2029	3.875%	3,557,000	3,510,870
10/31/2029	4.000%	2,774,000	2,752,978
11/15/2029	1.750%	2,496,000	2,229,045
11/30/2029	3.875%	2,895,000	2,856,551
12/31/2029	3.875%	3,715,000	3,663,919
01/31/2030	3.500%	1,918,000	1,857,463
02/15/2030	1.500%	3,398,000	2,968,737
02/28/2030	4.000%	1,970,000	1,953,994
03/31/2030	3.625%	3,203,000	3,117,420
04/30/2030	3.500%	3,531,000	3,413,760
05/15/2030	0.625%	6,043,000	4,987,363
05/15/2030	6.250%	687,000	755,915
05/31/2030	3.750%	3,529,000	3,453,182
06/30/2030	3.750%	2,608,000	2,550,950
07/31/2030	4.000%	2,157,000	2,136,273
08/15/2030	0.625%	7,274,000	5,949,336
08/31/2030	4.125%	2,937,000	2,925,986
09/30/2030	4.625%	2,996,000	3,062,708
10/31/2030	4.875%	2,677,000	2,772,159
11/15/2030	0.875%	7,678,000	6,338,549
11/30/2030	4.375%	2,578,000	2,601,363
12/31/2030	3.750%	2,988,000	2,914,234
01/31/2031	4.000%	2,754,000	2,722,372
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2031	1.125%	7,378,000	6,147,373
02/15/2031	5.375%	466,000	496,290
02/28/2031	4.250%	2,691,000	2,696,256
03/31/2031	4.125%	2,930,000	2,914,663
04/30/2031	4.625%	3,094,000	3,164,824
05/15/2031	1.625%	7,276,000	6,205,064
05/31/2031	4.625%	3,035,000	3,103,762
06/30/2031	4.250%	3,210,000	3,214,514
07/31/2031	4.125%	3,069,000	3,051,257
08/15/2031	1.250%	8,862,000	7,318,073
08/31/2031	3.750%	3,268,000	3,176,087
11/15/2031	1.375%	7,863,000	6,504,175
02/15/2032	1.875%	8,006,000	6,825,115
05/15/2032	2.875%	7,255,000	6,616,787
08/15/2032	2.750%	7,385,000	6,655,731
11/15/2032	4.125%	6,985,000	6,932,612
02/15/2033	3.500%	6,703,000	6,350,045
05/15/2033	3.375%	7,024,000	6,580,610
08/15/2033	3.875%	7,603,000	7,384,414
11/15/2033	4.500%	7,887,000	8,020,093
02/15/2034	4.000%	8,280,000	8,102,756
05/15/2034	4.375%	10,064,000	10,137,907
08/15/2034	3.875%	7,320,000	7,082,100
02/15/2036	4.500%	733,000	751,783
05/15/2037	5.000%	344,000	367,113
02/15/2038	4.375%	669,000	671,509
05/15/2038	4.500%	469,000	476,182
02/15/2039	3.500%	563,000	510,747
05/15/2039	4.250%	825,000	811,078
08/15/2039	4.500%	942,000	949,948
11/15/2039	4.375%	1,000,000	994,063
02/15/2040	4.625%	997,000	1,017,719
05/15/2040	1.125%	2,808,000	1,751,929
05/15/2040	4.375%	983,000	975,781
08/15/2040	1.125%	3,327,000	2,057,022
08/15/2040	3.875%	994,000	928,769
11/15/2040	1.375%	3,728,000	2,392,327
11/15/2040	4.250%	843,000	823,110
02/15/2041	1.875%	4,657,000	3,232,249
02/15/2041	4.750%	983,000	1,016,637
05/15/2041	2.250%	3,931,000	2,888,057
05/15/2041	4.375%	900,000	890,438
08/15/2041	1.750%	5,440,000	3,649,050
08/15/2041	3.750%	835,000	762,329
11/15/2041	2.000%	4,278,000	2,977,221
11/15/2041	3.125%	790,000	660,267
02/15/2042	2.375%	3,641,000	2,682,393
02/15/2042	3.125%	1,089,000	905,231
05/15/2042	3.000%	996,000	808,472
05/15/2042	3.250%	3,201,000	2,693,842
08/15/2042	2.750%	1,178,000	916,447
08/15/2042	3.375%	2,608,000	2,229,025
11/15/2042	2.750%	1,707,000	1,322,392
11/15/2042	4.000%	2,694,000	2,512,155
02/15/2043	3.125%	1,421,000	1,164,110
02/15/2043	3.875%	2,795,000	2,556,115
05/15/2043	2.875%	2,057,000	1,613,781
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2043	3.875%	2,789,000	2,544,091
08/15/2043	3.625%	1,484,000	1,302,210
08/15/2043	4.375%	2,944,000	2,871,320
11/15/2043	3.750%	1,562,000	1,392,865
11/15/2043	4.750%	2,930,000	2,999,130
02/15/2044	3.625%	1,574,000	1,375,283
02/15/2044	4.500%	2,899,000	2,868,198
05/15/2044	3.375%	1,600,000	1,345,000
05/15/2044	4.625%	3,093,000	3,108,465
08/15/2044	3.125%	2,210,000	1,780,086
11/15/2044	3.000%	1,806,000	1,422,789
02/15/2045	2.500%	2,435,000	1,752,820
05/15/2045	3.000%	1,213,000	951,826
08/15/2045	2.875%	1,582,000	1,212,949
11/15/2045	3.000%	985,000	770,301
02/15/2046	2.500%	1,932,000	1,375,644
05/15/2046	2.500%	1,797,000	1,275,028
08/15/2046	2.250%	2,246,000	1,512,541
11/15/2046	2.875%	1,016,000	769,461
02/15/2047	3.000%	2,253,000	1,741,147
05/15/2047	3.000%	1,688,000	1,302,661
08/15/2047	2.750%	2,394,000	1,760,338
11/15/2047	2.750%	2,209,000	1,621,544
02/15/2048	3.000%	2,644,000	2,028,857
05/15/2048	3.125%	2,901,000	2,274,112
08/15/2048	3.000%	3,136,000	2,398,550
11/15/2048	3.375%	3,117,000	2,550,096
02/15/2049	3.000%	3,432,000	2,617,972
05/15/2049	2.875%	3,255,000	2,423,449
08/15/2049	2.250%	3,039,000	1,981,048
11/15/2049	2.375%	2,810,000	1,881,383
02/15/2050	2.000%	3,669,000	2,250,702
05/15/2050	1.250%	4,111,000	2,065,135
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2050	1.375%	4,652,000	2,405,229
11/15/2050	1.625%	4,694,000	2,594,168
02/15/2051	1.875%	5,362,000	3,159,391
05/15/2051	2.375%	5,291,000	3,515,208
08/15/2051	2.000%	5,270,000	3,190,820
11/15/2051	1.875%	4,998,000	2,925,392
02/15/2052	2.250%	4,311,000	2,767,797
05/15/2052	2.875%	4,282,000	3,163,327
08/15/2052	3.000%	4,111,000	3,117,937
11/15/2052	4.000%	3,981,000	3,657,544
02/15/2053	3.625%	4,053,000	3,477,981
05/15/2053	3.625%	3,989,000	3,426,177
08/15/2053	4.125%	4,432,000	4,164,695
11/15/2053	4.750%	4,645,000	4,843,138
02/15/2054	4.250%	4,802,000	4,616,673
05/15/2054	4.625%	5,671,000	5,803,028
08/15/2054	4.250%	3,710,000	3,569,716
Total U.S. Treasury Obligations (Cost $891,670,560)			855,557,079

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(a),(b)	2,561,631	2,561,118
Total Money Market Funds (Cost $2,560,982)		2,561,118
Total Investments in Securities (Cost: $894,231,542)		858,118,197
Other Assets & Liabilities, Net		6,673,783
Net Assets		864,791,980
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at October 31, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	5,676,757	49,227,430	(52,343,114)	45	2,561,118	334	69,882	2,561,631
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	—	855,557,079	—	855,557,079
Money Market Funds	2,561,118	—	—	2,561,118
Total Investments in Securities	2,561,118	855,557,079	—	858,118,197
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2024

Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $891,670,560)	$855,557,079
Affiliated issuers (cost $2,560,982)	2,561,118
Receivable for:
Investments sold	13,664,595
Capital shares sold	2,870,467
Dividends	7,235
Interest	7,479,149
Expense reimbursement due from Investment Manager	5,459
Deferred compensation of board members	158,215
Total assets	882,303,317
Liabilities
Due to custodian	1,354
Payable for:
Investments purchased	14,198,138
Capital shares redeemed	569,616
Distributions to shareholders	2,531,912
Management services fees	9,424
Distribution and/or service fees	174
Compensation of board members	1,214
Deferred compensation of board members	199,505
Total liabilities	17,511,337
Net assets applicable to outstanding capital stock	$864,791,980
Represented by
Paid in capital	1,053,138,603
Total distributable earnings (loss)	(188,346,623)
Total - representing net assets applicable to outstanding capital stock	$864,791,980
Class A
Net assets	$42,561,974
Shares outstanding	4,299,850
Net asset value per share	$9.90
Institutional Class
Net assets	$411,893,246
Shares outstanding	41,585,712
Net asset value per share	$9.90
Institutional 2 Class
Net assets	$18,085,949
Shares outstanding	1,830,266
Net asset value per share	$9.88
Institutional 3 Class
Net assets	$392,250,811
Shares outstanding	39,394,819
Net asset value per share	$9.96
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2024

Statement of Operations
Six Months Ended October 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$69,882
Interest	15,382,931
Total income	15,452,813
Expenses:
Management services fees	1,723,445
Distribution and/or service fees
Class A	37,011
Compensation of board members	10,253
Deferred compensation of board members	4,831
Total expenses	1,775,540
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,004,058)
Expense reduction	(480)
Total net expenses	771,002
Net investment income	14,681,811
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(41,341,728)
Investments — affiliated issuers	334
Net realized loss	(41,341,394)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	66,323,934
Investments — affiliated issuers	45
Net change in unrealized appreciation (depreciation)	66,323,979
Net realized and unrealized gain	24,982,585
Net increase in net assets resulting from operations	$39,664,396
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations
Net investment income	$14,681,811	$33,111,602
Net realized loss	(41,341,394)	(45,425,166)
Net change in unrealized appreciation (depreciation)	66,323,979	(22,755,660)
Net increase (decrease) in net assets resulting from operations	39,664,396	(35,069,224)
Distributions to shareholders
Net investment income and net realized gains
Class A	(800,334)	(1,828,072)
Class C	—	(14,574)
Institutional Class	(6,970,347)	(13,831,286)
Institutional 2 Class	(333,623)	(629,670)
Institutional 3 Class	(6,580,351)	(16,635,496)
Total distributions to shareholders	(14,684,655)	(32,939,098)
Decrease in net assets from capital stock activity	(258,770,391)	(26,528,511)
Total decrease in net assets	(233,790,650)	(94,536,833)
Net assets at beginning of period	1,098,582,630	1,193,119,463
Net assets at end of period	$864,791,980	$1,098,582,630
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2024 (Unaudited)		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	699,983	6,983,452	2,318,206	22,800,306
Distributions reinvested	41,030	407,890	68,525	673,035
Shares redeemed	(3,331,211)	(32,990,304)	(2,216,109)	(21,801,842)
Net increase (decrease)	(2,590,198)	(25,598,962)	170,622	1,671,499
Class C
Shares sold	—	—	8,387	84,164
Distributions reinvested	—	—	1,413	13,911
Shares redeemed	—	—	(96,780)	(941,850)
Net decrease	—	—	(86,980)	(843,775)
Institutional Class
Shares sold	4,051,303	40,524,367	14,141,642	139,133,788
Distributions reinvested	682,871	6,791,213	1,372,645	13,487,188
Shares redeemed	(3,528,171)	(35,264,306)	(24,007,129)	(236,679,396)
Net increase (decrease)	1,206,003	12,051,274	(8,492,842)	(84,058,420)
Institutional 2 Class
Shares sold	330,256	3,285,517	1,102,329	10,785,841
Distributions reinvested	20,360	201,707	40,104	393,746
Shares redeemed	(670,818)	(6,666,475)	(1,771,872)	(17,414,490)
Net decrease	(320,202)	(3,179,251)	(629,439)	(6,234,903)
Institutional 3 Class
Shares sold	7,921,819	79,702,881	29,782,671	295,698,975
Distributions reinvested	654,363	6,542,984	1,676,962	16,572,744
Shares redeemed	(33,565,964)	(328,289,317)	(25,180,927)	(249,334,631)
Net increase (decrease)	(24,989,782)	(242,043,452)	6,278,706	62,937,088
Total net decrease	(26,694,179)	(258,770,391)	(2,759,933)	(26,528,511)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2024

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Columbia U.S. Treasury Index Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2024 (Unaudited)	$9.62	0.16	0.28	0.44	(0.16)	—	(0.16)
Year Ended 4/30/2024	$10.20	0.28	(0.58)	(0.30)	(0.28)	—	(0.28)
Year Ended 4/30/2023	$10.52	0.19	(0.33)	(0.14)	(0.18)	—	(0.18)
Year Ended 4/30/2022	$11.52	0.12	(0.98)	(0.86)	(0.12)	(0.02)	(0.14)
Year Ended 4/30/2021	$12.30	0.14	(0.71)	(0.57)	(0.14)	(0.07)	(0.21)
Year Ended 4/30/2020	$11.00	0.21	1.30	1.51	(0.21)	—	(0.21)
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$9.62	0.17	0.28	0.45	(0.17)	—	(0.17)
Year Ended 4/30/2024	$10.21	0.29	(0.59)	(0.30)	(0.29)	—	(0.29)
Year Ended 4/30/2023	$10.52	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.53	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.30	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$11.01	0.23	1.29	1.52	(0.23)	—	(0.23)
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.60	0.17	0.28	0.45	(0.17)	—	(0.17)
Year Ended 4/30/2024	$10.19	0.29	(0.59)	(0.30)	(0.29)	—	(0.29)
Year Ended 4/30/2023	$10.50	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.50	0.13	(0.97)	(0.84)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.27	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$10.98	0.23	1.29	1.52	(0.23)	—	(0.23)
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.68	0.17	0.28	0.45	(0.17)	—	(0.17)
Year Ended 4/30/2024	$10.27	0.29	(0.59)	(0.30)	(0.29)	—	(0.29)
Year Ended 4/30/2023	$10.58	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.59	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.37	0.16	(0.71)	(0.55)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$11.07	0.23	1.30	1.53	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	4/30/2021	4/30/2020
Class A	0.03%	0.10%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2024 (Unaudited)	$9.90	4.62%	0.55%	0.32% (c)	3.23%	21%	$42,562
Year Ended 4/30/2024	$9.62	(3.01% )	0.55%	0.32% (c)	2.80%	53%	$66,277
Year Ended 4/30/2023	$10.20	(1.26% )	0.56%	0.32% (c)	1.86%	56%	$68,565
Year Ended 4/30/2022	$10.52	(7.54% )	0.59%	0.32% (c)	1.03%	31%	$35,499
Year Ended 4/30/2021	$11.52	(4.66% )	0.65%	0.32% (c),(d)	1.20%	40%	$48,338
Year Ended 4/30/2020	$12.30	13.88%	0.65%	0.33% (c),(d)	1.83%	54%	$51,890
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$9.90	4.70%	0.40%	0.17% (c)	3.41%	21%	$411,893
Year Ended 4/30/2024	$9.62	(2.96% )	0.40%	0.17% (c)	2.94%	53%	$388,594
Year Ended 4/30/2023	$10.21	(1.02% )	0.40%	0.17% (c)	1.98%	56%	$498,884
Year Ended 4/30/2022	$10.52	(7.48% )	0.40%	0.17% (c)	1.18%	31%	$444,883
Year Ended 4/30/2021	$11.53	(4.44% )	0.40%	0.17% (c)	1.35%	40%	$537,273
Year Ended 4/30/2020	$12.30	13.95%	0.40%	0.18% (c)	1.98%	54%	$581,931
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.88	4.70%	0.40%	0.17%	3.41%	21%	$18,086
Year Ended 4/30/2024	$9.60	(2.97% )	0.40%	0.17%	2.92%	53%	$20,648
Year Ended 4/30/2023	$10.19	(1.02% )	0.40%	0.17%	1.94%	56%	$28,314
Year Ended 4/30/2022	$10.50	(7.42% )	0.40%	0.17%	1.18%	31%	$43,738
Year Ended 4/30/2021	$11.50	(4.45% )	0.40%	0.17%	1.35%	40%	$53,191
Year Ended 4/30/2020	$12.27	13.98%	0.40%	0.18%	1.98%	54%	$51,284
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.96	4.68%	0.40%	0.17%	3.40%	21%	$392,251
Year Ended 4/30/2024	$9.68	(2.92% )	0.40%	0.17%	2.96%	53%	$623,064
Year Ended 4/30/2023	$10.27	(1.00% )	0.40%	0.17%	1.94%	56%	$596,470
Year Ended 4/30/2022	$10.58	(7.44% )	0.40%	0.17%	1.19%	31%	$766,175
Year Ended 4/30/2021	$11.59	(4.49% )	0.40%	0.17%	1.33%	40%	$592,772
Year Ended 4/30/2020	$12.37	13.97%	0.40%	0.18%	2.00%	54%	$415,616
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2024

Notes to Financial Statements
October 31, 2024 (Unaudited)
Note 1. Organization
Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Columbia U.S. Treasury Index Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia U.S. Treasury Index Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $480.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the

Columbia U.S. Treasury Index Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2025 (%)
Class A	0.32
Institutional Class	0.17
Institutional 2 Class	0.17
Institutional 3 Class	0.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
894,232,000	2,059,000	(38,173,000)	(36,114,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(10,960,870)	(85,320,233)	(96,281,103)
Columbia U.S. Treasury Index Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $183,066,760 and $440,198,316, respectively, for the six months ended October 31, 2024, of which $183,066,760 and $440,198,316, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.

Columbia U.S. Treasury Index Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
The Fund had no borrowings during the six months ended October 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At October 31, 2024, affiliated shareholders of record owned 86.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia U.S. Treasury Index Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia U.S. Treasury Index Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia U.S. Treasury Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia U.S. Treasury Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia U.S. Treasury Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia U.S. Treasury Index Fund  | 2024

Columbia U.S. Treasury Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR237_04_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024